UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Series Floating Rate High Income

Fund

Fidelity Series Floating Rate High Income Fund

Class F

Semiannual Report

March 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Floating Rate High Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Series Floating Rate High Income	.73%
Actual		$ 1,000.00	$ 1,042.50	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Class F	.62%
Actual		$ 1,000.00	$ 1,043.00	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
First Data Corp.	3.7	3.1
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	3.1	3.1
Intelsat Jackson Holdings SA	2.3	2.4
Avaya, Inc.	2.1	2.0
H.J. Heinz Co.	2.1	0.0
	13.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	14.4	12.7
Telecommunications	10.7	9.2
Electric Utilities	6.2	7.0
Healthcare	6.1	6.7
Energy	5.8	7.1
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
BBB 0.5%	BBB 0.7%
BB 26.3%	BB 26.9%
B 48.9%	B 46.6%
CCC,CC,C 6.5%	CCC,CC,C 7.1%
Not Rated 10.7%	Not Rated 10.6%
Equities 0.7%	Equities 0.4%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Floating Rate Loans 88.9%		Floating Rate Loans 86.6%
	Nonconvertible Bonds 4.0%		Nonconvertible Bonds 5.3%
	Common Stocks 0.7%		Common Stocks 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 6.4%		Short-Term Investments and Net Other Assets (Liabilities) 7.7%
* Foreign investments	10.0%	** Foreign investments	7.6%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans - 88.9% (g)
	Principal Amount	Value
Aerospace - 0.3%
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (e)	$ 3,890,250	$ 3,953,467
Air Transportation - 1.5%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4.25% 4/20/17 (e)	3,790,518	3,818,946
Northwest Airlines Corp.:
Tranche A, term loan 2.04% 12/31/18 (e)	1,703,697	1,584,438
Tranche B, term loan 3.79% 12/22/13 (e)	561,273	555,660
United Air Lines, Inc. Tranche B, term loan 4% 3/22/19 (e)	3,720,000	3,771,150
US Airways Group, Inc. term loan 2.7047% 3/23/14 (e)	12,624,085	12,608,304
		22,338,498
Automotive - 1.5%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	9,337,206	9,500,607
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (e)	8,742,769	8,174,489
Tranche C, term loan 2.1375% 12/27/15 (e)	4,460,758	4,170,808
		21,845,904
Broadcasting - 2.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8537% 1/29/16 (e)	3,949,935	3,505,568
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (e)	2,621,829	2,667,711
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (e)	7,167,038	7,238,708
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	437,143	454,629
Univision Communications, Inc. term loan 4.75% 3/1/20 (e)	16,675,494	16,758,872
		30,625,488
Building Materials - 0.1%
CPG International I, Inc. term loan 5.75% 9/21/19 (e)	2,009,900	2,029,999
Cable TV - 3.7%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	10,974,150	11,097,609
CSC Holdings, Inc. Tranche B 3LN, term loan 3.2037% 3/29/16 (e)	7,079,766	7,115,165
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (e)	3,713,000	3,708,359
Floating Rate Loans (g) - continued
	Principal Amount	Value
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (e)	$ 5,620,000	$ 5,718,350
UPC Broadband Holding BV:
Tranche T, term loan 3.7037% 12/31/16 (e)	234,000	235,755
Tranche X, term loan 3.7037% 12/31/17 (e)	3,351,000	3,371,944
WideOpenWest Finance LLC Tranche B, term loan:
4.75% 3/26/19 (e)	9,300,000	9,381,375
6.25% 7/17/18 (e)	13,026,563	13,156,828
		53,785,385
Chemicals - 3.0%
Ai Chem & Cy US Acquico, Inc.:
Tranche 2LN, term loan 8.25% 3/7/20 (e)	2,335,000	2,387,538
Tranche B 1LN, term loan 4.5% 9/7/19 (e)	2,490,000	2,514,900
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (e)	1,046,338	1,058,109
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (e)	1,180,000	1,185,900
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	5,801,168	5,844,677
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (e)	10,339,322	10,494,412
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/13/20 (e)	11,665,000	11,796,231
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (e)	7,790,000	7,897,113
		43,178,880
Consumer Products - 1.1%
Calceus Acquisition, Inc. Tranche B, term loan 5.75% 1/26/20 (e)	1,280,000	1,289,600
Sun Products Corp. Tranche B, term loan 6.5% 3/20/20 (e)	9,310,000	9,379,825
Wilsonart LLC Tranche B, term loan 5.5% 10/31/19 (e)	5,172,038	5,243,153
		15,912,578
Containers - 1.3%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (e)	1,415,000	1,427,381
Tranche 2LN, term loan 8.75% 3/28/20 (e)	470,000	465,300
BWAY Holding Co. Tranche B, term loan 4.5025% 8/31/17 (e)	3,456,338	3,499,542
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	3,920,300	3,964,599
Floating Rate Loans (g) - continued
	Principal Amount	Value
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	$ 7,960,000	$ 8,009,750
Tricorbraun, Inc. Tranche B, term loan 5.5025% 4/30/18 (e)	1,562,150	1,574,522
		18,941,094
Diversified Financial Services - 4.1%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (e)	3,000,000	3,090,000
American Capital Ltd. Tranche B, term loan 5.5% 8/22/16 (e)	3,500,000	3,552,500
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	2,985,000	2,999,925
Energy & Minerals Group Tranche B, term loan 4.75% 3/25/20 (e)	2,680,000	2,686,700
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (e)	4,431,375	4,492,306
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,007,600
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	6,326,304	6,326,304
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	1,638,363	1,654,746
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	3,970,000	4,029,550
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	9,950,000	10,061,938
Tranche B, term loan 4.75% 10/1/18 (e)	2,487,500	2,506,156
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (e)	13,650,000	13,837,688
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (e)	2,917,477	2,968,532
		60,213,945
Diversified Media - 0.7%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.54% 5/31/14 (e)	8,914,767	7,956,430
Catalina Marketing Corp. term loan 5.7037% 10/1/17 (e)	970,000	982,125
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (e)	1,456,563	1,478,411
		10,416,966
Electric Utilities - 5.9%
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	4,263,575	4,311,540
Floating Rate Loans (g) - continued
	Principal Amount	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	$ 3,000,000	$ 3,075,000
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	7,169,409	7,276,950
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (e)	9,106,621	9,243,220
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4537% 12/15/14 (e)	8,167,974	8,147,554
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7326% 10/10/14 (e)	27,277,000	20,014,499
4.7326% 10/10/17 (e)	35,961,000	25,532,310
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (e)	5,795,475	5,795,475
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,487,291	2,549,473
		85,946,021
Energy - 5.7%
Alon USA Partners LP term loan 9.25% 11/13/18 (e)	3,571,604	3,696,610
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	9,940,000	10,238,200
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	15,695,000	15,832,331
EP Energy LLC term loan 4.5% 4/30/19 (e)	3,000,000	3,037,500
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (e)	7,250,000	7,358,750
FTS International, LLC Tranche B, term loan 8.5% 5/6/16 (e)	1,664,853	1,573,286
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	7,600,000	7,714,000
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (e)	8,591,825	8,688,483
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,885,000	5,987,988
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	3,362,284	3,362,284
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/22/20 (e)	4,650,000	4,696,500
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	3,715,000	3,756,980
Floating Rate Loans (g) - continued
	Principal Amount	Value
Energy - continued
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/18/19 (e)	$ 2,790,000	$ 2,803,950
6.25% 10/25/17 (e)	5,055,375	5,099,610
		83,846,472
Environmental - 1.2%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (e)	5,985,000	6,044,850
Phoenix Services Tranche B, term loan 7.75% 6/30/17 (e)	3,266,813	3,299,481
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,830,000	8,951,413
		18,295,744
Food & Drug Retail - 3.6%
Albertson's LLC Tranche B, term loan 6.75% 3/21/16 (e)	5,625,000	5,716,406
Fairway Group Acquisition Co. Tranche B, term loan 6.75% 8/17/18 (e)	4,563,563	4,632,016
Ferrara Candy Co., Inc. Tranche B, term loan 7.5043% 6/18/18 (e)	4,962,500	5,067,953
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	3,532,177	3,558,668
Grocery Outlet, Inc. Tranche B 1LN, term loan 7.0025% 12/17/18 (e)	6,433,875	6,433,875
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (e)	4,405,000	4,449,050
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,475,000	1,530,313
Smart and Final CC Intermediate Holdings, Inc.:
Tranche 2LN, term loan 10.5% 11/15/20 (e)	2,155,000	2,225,038
Tranche B 1LN, term loan 5.75% 11/15/19 (e)	6,872,775	6,975,867
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	11,545,459	11,574,322
		52,163,508
Food/Beverage/Tobacco - 2.8%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	5,985,000	6,059,813
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,766,450
H.J. Heinz Co. Tranche B 2LN, term loan 3/22/20	29,855,000	30,116,219
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (e)	3,466,125	3,509,452
		41,451,934
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - 4.0%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	$ 3,103,650	$ 3,157,964
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (e)	4,525,000	4,564,594
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	3,248,741	2,534,018
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	11,200,000	11,704,000
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	3,728,824	3,794,078
Tranche B 6LN, term loan 5.4542% 1/28/18 (e)	5,220,662	4,848,951
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (e)	7,551,075	7,664,341
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (e)	13,855,000	13,993,550
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	2,450,000	2,646,000
Twin River Management Group, Inc. Tranche B, term loan 8/14/18	2,885,000	2,924,669
		57,832,165
Healthcare - 6.1%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (e)	5,801,163	5,859,174
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (e)	11,140,962	11,168,814
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (e)	972,563	987,151
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	3,504,502	3,390,606
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	4,668,233	4,714,915
Genesis HealthCare Corp. Tranche B, term loan 10.0119% 12/4/17 (e)	3,389,423	3,389,423
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	3,512,250	3,542,982
HCA, Inc. Tranche B 2LN, term loan 3.5336% 3/31/17 (e)	27,477,000	27,683,078
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	3,950,150	3,851,396
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	3,044,700	3,071,341
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (e)	1,650,750	1,665,276
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (e)	4,493,836	4,302,848
Floating Rate Loans (g) - continued
	Principal Amount	Value
Healthcare - continued
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (e)	$ 6,332,141	$ 6,411,292
Sheridan Healthcare, Inc. Tranche 2LN, term loan 9% 6/29/19 (e)	3,280,000	3,312,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	3,900,000	3,919,500
United Surgical Partners International, Inc. term loan 7% 4/3/19 (e)	2,425,313	2,425,313
		89,695,909
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (e)	624,973	624,973
Credit-Linked Deposit 4.4587% 10/10/16 (e)	181,297	181,297
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (e)	8,900,000	9,011,250
		9,817,520
Insurance - 2.4%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (e)	29,530,988	29,864,688
CNO Financial Group, Inc. Tranche B 2LN, term loan 5% 9/28/18 (e)	2,035,781	2,073,952
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	3,370,000	3,622,750
		35,561,390
Leisure - 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	9,646,745	9,719,096
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (e)	2,150,000	2,193,000
Tranche B 1LN, term loan 5.5% 11/16/19 (e)	6,445,000	6,550,054
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (e)	4,900,624	4,955,756
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,369,963	3,391,194
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (e)	8,325,782	8,450,669
		35,259,769
Metals/Mining - 3.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 6% 1/25/20 (e)	2,284,275	2,313,788
Tranche B 2LN, term loan 9.75% 1/25/21 (e)	1,370,000	1,395,688
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	10,356,757	10,512,109
Floating Rate Loans (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	$ 2,508,973	$ 2,527,790
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	27,860,000	28,173,425
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	360,349	360,349
		45,283,149
Publishing/Printing - 1.6%
Getty Images, Inc. Tranche B, term loan 3.7836% 10/18/19 (e)	6,413,925	6,510,134
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	1,791,900	1,809,819
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (e)	12,370,000	11,967,975
Newsday LLC Tranche A, term loan 3.7037% 10/12/16 (e)	750,000	748,125
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,805,093	1,814,118
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (e)	17,368	13,287
		22,863,458
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	3,552,150	3,587,672
Landry's Restaurants, Inc. Tranche B, term loan 4.7569% 4/24/18 (e)	7,920,000	7,979,400
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	3,757,820	3,804,793
		15,371,865
Services - 1.9%
ARAMARK Corp.:
Credit-Linked Deposit 3.4587% 7/26/16 (e)	130,000	130,000
Tranche B, term loan 3.7037% 7/26/16 (e)	1,972,000	1,972,000
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,335,000	4,410,863
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0032% 1/30/20 (e)	2,643,375	2,666,505
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (e)	4,663,313	4,709,946
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (e)	5,443,266	5,497,699
Floating Rate Loans (g) - continued
	Principal Amount	Value
Services - continued
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	$ 3,736,343	$ 3,750,541
SymphonyIRI Group, Inc. Trance B, term loan 4.5044% 12/1/17 (e)	3,961,557	3,961,557
		27,099,111
Shipping - 0.9%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/20/19 (e)	10,705,000	10,678,238
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,909,685	2,946,056
		13,624,294
Specialty Retailing - 0.1%
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	1,890,560	1,871,654
Steel - 0.5%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (e)	4,562,075	4,653,317
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,940,289	1,959,692
		6,613,009
Super Retail - 2.3%
Academy Ltd. Tranche B, term loan 4.75% 8/3/18 (e)	5,187,953	5,259,287
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (e)	3,536,138	3,571,499
Tranche 2LN, term loan 9.75% 3/26/20 (e)	1,600,000	1,660,000
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (e)	2,372,071	2,401,722
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	2,965,000	3,000,209
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	4,861,566	4,867,643
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,264,757	12,372,686
		33,133,046
Technology - 13.4%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (e)	12,962,513	12,994,919
Avaya, Inc.:
Tranche B 3LN, term loan 4.7881% 10/26/17 (e)	18,877,891	17,792,412
Tranche B 5LN, term loan 8% 3/31/18 (e)	9,328,017	9,386,317
Ceridian Corp. Tranche B, term loan 5.9532% 5/10/17 (e)	5,831,863	5,948,500
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
CompuCom Systems, Inc. Tranche 1LN, term loan 6.5% 10/4/18 (e)	$ 5,132,138	$ 5,228,365
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/7/19 (e)	4,210,000	4,241,575
eResearchTechnology, Inc. Tranche B, term loan 6% 5/2/18 (e)	2,473,800	2,479,985
Fibertech Networks, LLC Tranche B, term loan 4.755% 12/18/19 (e)	3,860,325	3,918,230
First Data Corp.:
term loan 4.2042% 3/24/18 (e)	24,448,000	24,356,320
Tranche 1LN, term loan 5.2042% 9/24/18 (e)	3,485,000	3,506,781
Tranche D, term loan 5.2042% 3/24/17 (e)	26,046,855	26,046,855
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 5% 3/1/20 (e)	16,860,000	16,965,375
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (e)	15,120,000	15,762,600
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	10,773,000	10,907,663
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	11,940,000	12,119,100
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	774,771	770,897
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	11,775,798	12,011,314
Tranche C, term loan 4.75% 1/11/20 (e)	4,284,263	4,375,303
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	1,676,148	1,692,910
Serena Software, Inc. term loan 4.2032% 3/10/16 (e)	2,742,000	2,745,428
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,264,325	2,295,459
		195,546,308
Telecommunications - 9.9%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (e)	765,000	775,519
Tranche C, term loan 7.25% 1/30/19 (e)	8,513,663	8,641,367
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	2,937,638	2,955,998
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	5,331,619	5,384,936
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	9,990,000	9,940,050
Tranche D, term loan 3.8125% 3/31/15 (e)	15,045,159	14,969,933
Floating Rate Loans (g) - continued
	Principal Amount	Value
Telecommunications - continued
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	$ 1,235,000	$ 1,248,894
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,605,000	19,986,850
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (e)	1,465,000	1,501,625
Tranche B 1LN, term loan 6% 2/14/19 (e)	4,555,000	4,623,325
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (e)	22,931,000	22,873,673
Tranche B, term loan 4.5% 4/2/18 (e)	10,813,013	10,948,176
Level 3 Financing, Inc. Tranche B, term loan 5.25% 8/1/19 (e)	13,100,000	13,263,750
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	5,114,406	5,120,799
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (e)	8,643,338	8,816,204
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	12,405,701	12,653,815
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	817,000	839,468
		144,544,382
TOTAL FLOATING RATE LOANS (Cost $1,269,518,237)		1,299,062,912
Nonconvertible Bonds - 4.0%

Banks & Thrifts - 0.5%
Ally Financial, Inc. 3.492% 2/11/14 (e)	4,618,000	4,675,725
GMAC LLC 2.4871% 12/1/14 (e)	2,348,000	2,342,130
		7,017,855
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19 (d)	1,183,000	1,137,159
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,171,958
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,553,000	2,658,311
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18	$ 610,000	$ 652,700
MU Finance PLC 8.375% 2/1/17 (d)	4,300,124	4,654,884
		7,965,895
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20 (d)	1,300,000	1,462,500
InterGen NV 9% 6/30/17 (d)	3,610,000	3,546,825
		5,009,325
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23 (d)	1,790,000	1,825,800
Gaming - 0.2%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,801,000	2,979,564
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,925,770
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	2,118,000	1,715,580
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,430,000	1,415,700
Technology - 1.0%
Avaya, Inc. 10.5% 3/1/21 (d)	4,282,000	4,067,900
Freescale Semiconductor, Inc.:
4.1551% 12/15/14 (e)	7,492,000	7,417,080
10.125% 3/15/18 (d)	1,705,000	1,888,288
Spansion LLC 7.875% 11/15/17	1,561,000	1,635,148
		15,008,416
Telecommunications - 0.8%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	708,500
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)	4,536,000	4,893,210
14.75% 12/1/16 (d)	1,041,000	1,457,400
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,959,000	4,270,771
		11,329,881
TOTAL NONCONVERTIBLE BONDS (Cost $55,587,977)		58,502,903
Common Stocks - 0.7%
	Shares	Value
Chemicals - 0.3%
LyondellBasell Industries NV Class A	77,200	$ 4,885,988
Electric Utilities - 0.0%
Bicent Power LLC:
warrants 8/21/22 (a)	1,967	0
warrants 8/21/22 (a)	1,213	0
		0
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	71,325	1
warrants 4/27/22 (a)(f)	73,268	1
warrants 4/27/22 (a)(f)	57,868	1
Class A (f)	2,172,163	2,096,137
		2,096,140
Publishing/Printing - 0.2%
Tribune Co. Class A (a)	36,975	2,102,029
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	253,980
TOTAL COMMON STOCKS (Cost $6,103,081)		9,338,137
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	29,756
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.15% (b) (Cost $137,661,836)	137,661,836	137,661,836
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,603,000)	$ 1,603,020	$ 1,603,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,470,503,887)		1,506,198,544
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(44,743,691)
NET ASSETS - 100%		$ 1,461,454,853
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,254,707 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,096,140 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 783,690

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,603,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,603,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 111,066
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,198,169	$ 2,102,029	$ -	$ 2,096,140
Materials	4,885,988	4,885,988	-	-
Telecommunication Services	253,980	253,980	-	-
Utilities	-	-	-	-
Floating Rate Loans	1,299,062,912	-	1,265,925,580	33,137,332
Corporate Bonds	58,502,903	-	58,502,903	-
Other	29,756	-	-	29,756
Money Market Funds	137,661,836	137,661,836	-	-
Cash Equivalents	1,603,000	-	1,603,000	-
Total Investments in Securities:	$ 1,506,198,544	$ 144,903,833	$ 1,326,031,483	$ 35,263,228
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 2,524,531
Total Realized Gain (Loss)	79,210
Total Unrealized Gain (Loss)	(164,159)
Cost of Purchases	-
Proceeds of Sales	(3,977,875)
Amortization/Accretion	155,065
Transfers in to Level 3	34,520,560
Transfers out of Level 3	-
Ending Balance	$ 33,137,332
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ (164,159)
Other Investments in Securities
Beginning Balance	$ 2,096,140
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	29,756
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,125,896
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	90.0%
Netherlands	2.4%
Australia	1.9%
Bermuda	1.6%
Luxembourg	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,603,000) - See accompanying schedule: Unaffiliated issuers (cost $1,332,842,051)	$ 1,368,536,708
Fidelity Central Funds (cost $137,661,836)	137,661,836
Total Investments (cost $1,470,503,887)		$ 1,506,198,544
Cash		4,780,419
Receivable for investments sold		20,114,141
Receivable for fund shares sold		139,241
Interest receivable		7,224,918
Distributions receivable from Fidelity Central Funds		23,280
Prepaid expenses		3,298
Total assets		1,538,483,841

Liabilities
Payable for investments purchased	$ 75,342,579
Payable for fund shares redeemed	838,575
Accrued management fee	682,781
Other affiliated payables	120,163
Other payables and accrued expenses	44,890
Total liabilities		77,028,988

Net Assets		$ 1,461,454,853
Net Assets consist of:
Paid in capital		$ 1,386,421,093
Undistributed net investment income		18,491,837
Accumulated undistributed net realized gain (loss) on investments		20,847,266
Net unrealized appreciation (depreciation) on investments		35,694,657
Net Assets		$ 1,461,454,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Series Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($785,521,604 ÷ 73,866,496 shares)	$ 10.63

Class F: Net Asset Value, offering price and redemption price per share ($675,933,249 ÷ 63,561,322 shares)	$ 10.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 147,740
Interest		42,176,140
Income from Fidelity Central Funds		111,066
Total income		42,434,946

Expenses
Management fee	$ 4,029,694
Transfer agent fees	444,296
Accounting fees and expenses	286,814
Custodian fees and expenses	9,743
Independent trustees' compensation	4,536
Registration fees	8,486
Audit	38,499
Legal	3,148
Miscellaneous	7,319
Total expenses before reductions	4,832,535
Expense reductions	(6,842)	4,825,693
Net investment income (loss)		37,609,253
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,770,063
Change in net unrealized appreciation (depreciation) on investment securities		9,829,953
Net gain (loss)		22,600,016
Net increase (decrease) in net assets resulting from operations		$ 60,209,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	For the period October 20, 2011 (commencement of operations) to September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,609,253	$ 61,937,973
Net realized gain (loss)	12,770,063	48,642,701
Change in net unrealized appreciation (depreciation)	9,829,953	25,864,704
Net increase (decrease) in net assets resulting from operations	60,209,269	136,445,378
Distributions to shareholders from net investment income	(31,151,742)	(51,657,603)
Distributions to shareholders from net realized gain	(36,067,966)	(2,318,826)
Total distributions	(67,219,708)	(53,976,429)
Share transactions - net increase (decrease)	61,758,505	1,324,237,838
Total increase (decrease) in net assets	54,748,066	1,406,706,787

Net Assets
Beginning of period	1,406,706,787	-
End of period (including undistributed net investment income of $18,491,837 and undistributed net investment income of $12,034,326, respectively)	$ 1,461,454,853	$ 1,406,706,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Floating Rate High Income

	Six months ended March 31, 2013	Period ended September 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.277	.517
Net realized and unrealized gain (loss)	.163	.625
Total from investment operations	.440	1.142
Distributions from net investment income	(.229)	(.430)
Distributions from net realized gain	(.271)	(.022)
Total distributions	(.500)	(.452)
Net asset value, end of period	$ 10.63	$ 10.69
Total Return B, C	4.25%	11.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.75% A
Expenses net of fee waivers, if any	.73% A	.75% A
Expenses net of all reductions	.72% A	.75% A
Net investment income (loss)	5.24% A	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785,522	$ 833,111
Portfolio turnover rate F	93% A	39% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to September 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31, 2013	Period ended September 30,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.282	.530
Net realized and unrealized gain (loss)	.164	.623
Total from investment operations	.446	1.153
Distributions from net investment income	(.235)	(.441)
Distributions from net realized gain	(.271)	(.022)
Total distributions	(.506)	(.463)
Net asset value, end of period	$ 10.63	$ 10.69
Total Return B, C	4.30%	11.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.63% A
Expenses net of fee waivers, if any	.62% A	.63% A
Expenses net of all reductions	.62% A	.63% A
Net investment income (loss)	5.35% A	5.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 675,933	$ 573,596
Portfolio turnover rate F	93% A	39% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to September 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Floating Rate High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the heirarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,176,837
Gross unrealized depreciation	(900,516)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,276,321

Tax cost	$ 1,452,922,223

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $657,984,854 and $616,132,383, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Floating Rate High Income	$ 444,296.11

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,639 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $607 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund'sexpenses by $6,235.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Period ended September 30, 2012 A
From net investment income
Series Floating Rate High Income	$ 17,577,303	$ 32,382,181
Class F	13,574,439	19,275,422
Total	$ 31,151,742	$ 51,657,603
From net realized gain
Series Floating Rate High Income	$ 21,058,417	$ 1,631,182
Class F	15,009,549	687,644
Total	$ 36,067,966	$ 2,318,826

A For the period October 20, 2011 (commencement of operations) to September 30, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Period ended September 30, 2012 A	Six months ended March 31, 2013	Period ended September 30, 2012 A
Series Floating Rate High Income
Shares sold	7,484,391	76,144,049 B	$ 79,074,576	$ 762,162,580 B
Reinvestment of distributions	3,678,191	3,282,042	38,635,720	34,013,363
Shares redeemed	(15,214,416)	(1,507,761)	(160,731,100)	(15,226,270)
Net increase (decrease)	(4,051,834)	77,918,330	$ (43,020,804)	$ 780,949,673
Class F
Shares sold	9,615,910	52,164,921 B	$ 101,704,414	$ 527,756,358 B
Reinvestment of distributions	2,720,449	1,920,505	28,583,988	19,963,066
Shares redeemed	(2,421,724)	(438,739)	(25,509,093)	(4,431,259)
Net increase (decrease)	9,914,635	53,646,687	$ 104,779,309	$ 543,288,165

A For the period October 20, 2011 (commencement of operations) to September 30, 2012.

B Amount includes in-kind exchanges.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFR-SANN-0513
1.924293.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013